Financial Instruments (Details) - Schedule of classification of financial assets and liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Financial assets	$ 34,160	$ 18,660
Financial liabilities
Financial and lease liabilities	105,242	108,262
Financial Liabilities at Fair Value through Profit or Loss Cash Flow Hedges [member]
Financial liabilities
Financial and lease liabilities	92
Financial liabilities at fair value through profit or loss: Contingent consideration in business combination [Member]
Financial liabilities
Financial and lease liabilities	23,534	21,995
Financial liabilities at fair value through profit or loss: Foreign exchange forward contracts [Member]
Financial liabilities
Financial and lease liabilities
Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Financial and lease liabilities	23,626	21,995
Financial liabilities measured at amortized cost: Assumed liabilities through business combination [Member]
Financial liabilities
Financial and lease liabilities	61,016	61,915
Financial liabilities measured at amortized cost: Bank loans [Member]
Financial liabilities
Financial and lease liabilities	17,407	20,038
Financial liabilities measured at amortized cost: Leases [Member]
Financial liabilities
Financial and lease liabilities	3,193	4,314
Total Financial liabilities measured at amortized cost [Member]
Financial liabilities
Financial and lease liabilities	81,616	86,267
Financial assets at fair value through profit or loss: Cash flow hedges [Member]
Financial assets
Financial assets		73
Total Financial assets at fair value through other comprehensive income [Member]
Financial assets
Financial assets		73
Financial assets at cost: Cash and cash equivalent [Member]
Financial assets
Financial assets	34,258	18,587
Financial assets at cost - Total Financial assets at cost [Member]
Financial assets
Financial assets	$ 34,258	$ 18,587